Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Summary Of Capital And Total Risk-Based Capital Ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tier 1 leverage ratio	$1,355,105	14.6%	$371,747	4.0%	$464,684	5.0%
Tier 1 risk-based capital	1,355,105	36.4	148,744	4.0	223,116	6.0
Total risk-based capital	1,366,205	36.7	297,489	8.0	371,861	10.0

As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts

	2012	2011
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,379,357	$1,395,708
Unrealized gains on AFS securities	(24,179)	(26,314)
Other	(73)	(251)
Total Tier 1 capital	1,355,105	1,369,143
ACL(1)	11,100	11,710
Total risk-based capital	$1,366,205	$1,380,853

(1)The September 30, 2011 ACL amount represents the general valuation allowances calculated using the formula analysis.  SVAs were netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.